Stockholder Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Stockholder Payable
Note 5 - Stockholder Payable

The Company has primarily relied on the financial and human resources, relationships, funding and expertise of its founding stockholders, who are husband and wife, since inception. As a result, the Company advances and receives funds as the Company’s cash needs dictated and during the three months ended September 30, 2020 and 2019, amounts funded and/or loaned to the Company by its Chairperson, President and majority stockholder were $274,000 and $263,000, respectively, and amounts returned during the same periods were $4,000 and $4,000, respectively. During the nine months ended September 30, 2020 and 2019, amounts funded and/or loaned to the Company by its Chairperson, President and majority stockholder were $802,000 and $781,000, respectively, and amounts returned during the same periods were $12,000 and $131,000, respectively. As of September 30, 2020 and December 31, 2019, the stockholder payable balance outstanding was $5,259,000 and $4,470,000, respectively. The stockholder payable does not bear interest, is not collateralized and has no formal repayment terms.

The Company has primarily relied on the financial and human resources, relationships, funding and expertise of its founding stockholders, who are husband and wife, since inception. As a result, the Company advances and receives funds as the Company’s cash needs dictated and during the years ended December 31, 2019 and 2018, amounts funded and/or loaned to the Company by its Chairperson, President and majority stockholder were $1,244,000 and $1,254,000, respectively, and amounts returned during the same periods were $144,000 and $216,000, respectively. As of December 31, 2019 and 2018, the stockholder payable balance outstanding was $4,470,000 and $3,370,000, respectively. The stockholder payable does not bear interest, is not collateralized and has no formal repayment terms.